UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08342
Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

October 31, 2011

Consolidated Portfolio of Investments

Foreign Government Bonds — 24.2%

		Principal
Security		Amount	Value

Albania — 0.0%(1)

Republic of Albania, 7.50%, 11/4/15	EUR	2,870,000	$3,561,191

Total Albania			$3,561,191

Bermuda — 0.2%

Government of Bermuda, 5.603%, 7/20/20(2)	USD	16,113,000	$17,778,262

Total Bermuda			$17,778,262

Brazil — 0.1%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(3)	BRL	13,881,022	$8,327,999

Total Brazil			$8,327,999

Chile — 2.4%

Government of Chile, 3.00%, 1/1/15(3)	CLP	29,343,033,450	$60,629,493
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	5,039,073
Government of Chile, 6.00%, 1/1/18	CLP	2,170,000,000	4,597,858
Government of Chile, 6.00%, 3/1/18	CLP	56,865,000,000	120,487,180

Total Chile			$190,753,604

Congo — 0.2%

Republic of Congo, 3.00%, 6/30/29	USD	20,463,000	$14,119,470

Total Congo			$14,119,470

Costa Rica — 0.0%(1)

Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	1,370,401,361	$2,151,667
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	152,773,157	281,067

Total Costa Rica			$2,432,734

Dominican Republic — 1.0%

Dominican Republic, 16.00%, 7/10/20(2)	DOP	585,000,000	$15,340,719
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	118,000,000	3,031,521
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	91,000,000	2,387,782
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	2,439,100,000	63,374,798

Total Dominican Republic			$84,134,820

Georgia — 0.2%

Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	11,900,000	$11,976,829

Total Georgia			$11,976,829

Germany — 0.3%

Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$23,370,340

Total Germany			$23,370,340

Greece — 0.1%

Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	5,000,000	$2,836,585
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	5,548,229

Total Greece			$8,384,814

Israel — 0.4%

Israel Government Bond, 3.00%, 10/31/19(3)	ILS	55,562,580	$16,654,718
Israel Government Bond, 5.00%, 4/30/15(3)	ILS	46,898,557	14,682,834

Total Israel			$31,337,552

Mexico — 0.5%

Mexican Bonos, 7.00%, 6/19/14	MXN	221,255,000	$17,635,619
Mexican Bonos, 8.00%, 12/19/13	MXN	319,160,000	25,633,838

Total Mexico			$43,269,457

Philippines — 1.1%

Philippine Government Bond, 5.75%, 2/21/12	PHP	387,050,000	$9,197,474
Philippine Government International Bond, 6.25%, 1/14/36	PHP	3,480,000,000	79,562,586

Total Philippines			$88,760,060

Poland — 0.3%

Poland Government Bond, 3.00%, 8/24/16(3)	PLN	88,238,471	$27,985,021

Total Poland			$27,985,021

Serbia — 3.9%

Serbia Treasury Bill, 0.00%, 4/5/12	RSD	574,890,000	$7,498,110
Serbia Treasury Bill, 0.00%, 7/12/12	RSD	166,180,000	2,099,163
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	6,528,500,000	81,691,463
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	698,090,000	8,652,298

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
Security		Amount	Value

Serbia (continued)

Serbia Treasury Bill, 0.00%, 9/6/12	RSD	7,673,410,000	$95,106,120
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	698,740,000	8,574,466
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	135,660,000	1,653,239
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	5,500,190,000	66,377,627
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430,000	2,776,574
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	370,130,000	4,269,314
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	32,254,189

Total Serbia			$310,952,563

Slovakia — 2.2%

Slovakia Government Bond, 0.00%, 1/27/12	EUR	125,407,000	$173,213,321

Total Slovakia			$173,213,321

South Africa — 3.1%

Republic of South Africa, 2.75%, 1/31/22(3)	ZAR	395,306,119	$51,324,289
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	74,539,010
South Africa Government Bond - CPI Linked, 2.50%, 1/31/17(3)	ZAR	235,229,076	31,771,384
South Africa Government Bond - CPI Linked, 2.60%, 3/31/28(3)	ZAR	390,068,377	49,105,703
South Africa Government Bond - CPI Linked, 5.50%, 12/7/23(3)	ZAR	237,856,474	38,729,106

Total South Africa			$245,469,492

Sri Lanka — 0.5%

Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	36,130,000	$36,942,925

Total Sri Lanka			$36,942,925

Taiwan — 1.0%

Taiwan Government Bond, 0.25%, 2/10/12	TWD	2,450,100,000	$81,829,311

Total Taiwan			$81,829,311

Turkey — 5.1%

Turkey Government Bond, 0.00%, 4/25/12	TRY	37,350,000	$20,151,343
Turkey Government Bond, 0.00%, 8/8/12	TRY	25,739,000	13,533,934
Turkey Government Bond, 0.00%, 11/7/12	TRY	321,537,000	164,903,716
Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	38,695,456	22,045,732
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	244,879,493	148,514,622
Turkey Government Bond, 8.00%, 10/9/13	TRY	75,000,000	41,541,789

Total Turkey			$410,691,136

Uruguay — 0.5%

Monetary Regulation Bill, 0.00%, 8/15/13	UYU	181,000,000	$7,868,680
Monetary Regulation Bill, 0.00%, 9/9/13	UYU	517,331,000	22,325,874
Republic of Uruguay, 5.00%, 9/14/18(3)	UYU	195,574,526	10,930,782

Total Uruguay			$41,125,336

Venezuela — 1.1%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	103,797,000	$59,942,768
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	43,665,000	29,255,550

Total Venezuela			$89,198,318

Total Foreign Government Bonds
(identified cost $1,960,764,262)			$1,945,614,555

Foreign Corporate Bonds & Notes — 0.1%

		Principal
Security		Amount	Value

Chile — 0.1%

JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(3)	USD	3,697,418	$3,933,816

Total Chile
(identified cost $3,000,000)			$3,933,816

Total Foreign Corporate Bonds & Notes
(identified cost $3,000,000)			$3,933,816

Debt Obligations — United States — 21.3%

Corporate Bonds & Notes — 0.0%(1)

		Principal
Security		Amount	Value

Eaton Corp., 8.875%, 6/15/19
	$ 500,000		$683,922

Total Corporate Bonds & Notes
(identified cost $527,320)			$683,922

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

Collateralized Mortgage Obligations — 1.4%

Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$317,169	$367,437
Series 1548, Class Z, 7.00%, 7/15/23	352,224	374,952
Series 1650, Class K, 6.50%, 1/15/24	2,278,961	2,483,812
Series 1817, Class Z, 6.50%, 2/15/26	298,224	321,536
Series 1927, Class ZA, 6.50%, 1/15/27	1,107,198	1,200,734
Series 2127, Class PG, 6.25%, 2/15/29	1,419,349	1,505,122
Series 2344, Class ZD, 6.50%, 8/15/31	2,233,806	2,475,094
Series 2458, Class ZB, 7.00%, 6/15/32	3,314,764	3,794,195

		$12,522,882

Federal National Mortgage Association:
Series 1992-180, Class F, 1.40%, 10/25/22(6)	$1,326,573	$1,352,551
Series 1993-16, Class Z, 7.50%, 2/25/23	1,249,776	1,448,732
Series 1993-79, Class PL, 7.00%, 6/25/23	882,956	1,004,787
Series 1993-104, Class ZB, 6.50%, 7/25/23	343,623	384,615
Series 1993-121, Class Z, 7.00%, 7/25/23	5,384,332	6,105,157
Series 1993-141, Class Z, 7.00%, 8/25/23	955,019	1,082,481
Series 1994-42, Class ZQ, 7.00%, 4/25/24	5,918,709	6,739,252
Series 1994-79, Class Z, 7.00%, 4/25/24	1,123,389	1,279,882
Series 1994-89, Class ZQ, 8.00%, 7/25/24	787,235	931,988
Series 1996-35, Class Z, 7.00%, 7/25/26	286,898	329,908
Series 1998-16, Class H, 7.00%, 4/18/28	778,945	897,096
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,379,304	1,573,307
Series 1999-25, Class Z, 6.00%, 6/25/29	2,150,722	2,381,361
Series 2000-2, Class ZE, 7.50%, 2/25/30	354,806	418,392
Series 2000-49, Class A, 8.00%, 3/18/27	1,033,708	1,234,282
Series 2001-31, Class ZA, 6.00%, 7/25/31	14,142,032	15,776,094
Series 2001-37, Class GA, 8.00%, 7/25/16	90,188	98,220
Series 2001-74, Class QE, 6.00%, 12/25/31	5,054,720	5,655,557
Series 2009-48, Class WA, 5.849%, 7/25/39(7)	13,141,964	14,655,371
Series G48, Class Z, 7.10%, 12/25/21	986,032	1,117,512
Series G92-60, Class Z, 7.00%, 10/25/22	2,460,669	2,743,589
Series G93-1, Class K, 6.675%, 1/25/23	1,485,036	1,675,782
Series G93-31, Class PN, 7.00%, 9/25/23	4,549,848	5,185,982
Series G93-41, Class ZQ, 7.00%, 12/25/23	9,468,792	10,795,418
Series G94-7, Class PJ, 7.50%, 5/17/24	1,464,999	1,724,103

		$86,591,419

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$1,062,437	$1,197,164
Series 1996-22, Class Z, 7.00%, 10/16/26	837,858	951,901
Series 1999-42, Class Z, 8.00%, 11/16/29	2,200,757	2,535,822
Series 2000-21, Class Z, 9.00%, 3/16/30	3,318,442	4,110,126
Series 2001-35, Class K, 6.45%, 10/26/23	344,387	385,889
Series 2002-48, Class OC, 6.00%, 9/16/30	1,746,812	1,788,377

		$10,969,279

Total Collateralized Mortgage Obligations
(identified cost $103,747,246)		$110,083,580

Commercial Mortgage-Backed Securities — 0.4%

Principal
Security	Amount	Value

JPMCC, Series 2005-LDP5, Class AM, 5.247%, 12/15/44(7)	$9,960,000	$10,236,465
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	5,709,180	5,994,203
WBCMT, Series 2004-C12, Class MAD, 5.262%, 7/15/41(2)(7)	9,617,617	10,425,742
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(7)	6,000,000	6,586,302

Total Commercial Mortgage-Backed Securities
(identified cost $31,719,575)		$33,242,712

Mortgage Pass-Throughs — 11.9%

Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
2.929%, with maturity at 2035(8)	$6,703,984	$7,025,995
3.423%, with maturity at 2029(8)	1,343,971	1,383,359
3.802%, with maturity at 2023(8)	448,249	471,125
4.334%, with maturity at 2030(8)	1,796,084	1,959,134
4.50%, with maturity at 2018	4,314,743	4,605,489
5.00%, with various maturities to 2019	5,365,904	5,760,039
5.50%, with various maturities to 2019	15,015,720	16,197,923
6.00%, with various maturities to 2035(9)	48,258,315	54,685,285
6.50%, with various maturities to 2033	58,858,192	67,926,174
6.60%, with maturity at 2030	2,739,901	3,210,154
7.00%, with various maturities to 2036	57,285,037	67,259,965
7.31%, with maturity at 2026	266,354	302,918
7.50%, with various maturities to 2035	31,306,455	37,299,138
7.95%, with maturity at 2022	483,239	574,619
8.00%, with various maturities to 2031	8,637,176	10,428,602
8.15%, with maturity at 2021	238,855	282,726
8.30%, with maturity at 2021	80,875	94,875
8.47%, with maturity at 2018	168,170	195,076
8.50%, with various maturities to 2028	1,242,008	1,489,568
9.00%, with various maturities to 2027	2,292,516	2,751,899

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

9.50%, with maturity at 2027	$261,084	$323,239
9.75%, with maturity at 2016	4,453	5,138
10.00%, with various maturities to 2020	744,349	866,023
10.50%, with maturity at 2021	424,753	498,107
11.00%, with maturity at 2016	517,356	575,254

		$286,171,824

Federal National Mortgage Association:
2.38%, with maturity at 2028(8)	$264,575	$275,753
2.571%, with maturity at 2022(8)	2,632,947	2,710,242
2.573%, with maturity at 2027(8)	435,199	449,141
2.579%, with maturity at 2038(8)	1,546,960	1,609,265
2.588%, with various maturities to 2033(8)	23,351,611	24,217,189
2.60%, with various maturities to 2035(8)	27,228,142	28,399,389
2.631%, with maturity at 2035(8)	5,930,871	6,149,499
2.75%, with maturity at 2025(8)	1,657,809	1,723,448
2.95%, with maturity at 2024(8)	1,136,729	1,188,023
3.605%, with maturity at 2023(8)	151,616	158,738
3.659%, with maturity at 2034(8)	4,226,545	4,566,764
3.831%, with maturity at 2035(8)	14,561,683	15,782,342
4.299%, with maturity at 2035(8)	10,598,568	11,560,713
4.50%, with various maturities to 2018	5,599,132	5,974,389
5.00%, with various maturities to 2019(9)	28,304,022	30,394,454
5.50%, with various maturities to 2023(9)	23,437,856	25,423,674
6.00%, with various maturities to 2033	28,317,528	31,124,998
6.324%, with maturity at 2032(8)	4,570,609	4,985,532
6.50%, with various maturities to 2036	131,306,599	147,156,964
6.919%, with maturity at 2025(8)	222,611	237,393
7.00%, with various maturities to 2036	135,490,806	158,563,407
7.50%, with various maturities to 2034	18,916,915	21,984,468
8.00%, with various maturities to 2030	7,740,390	9,333,511
8.50%, with various maturities to 2037	11,631,269	14,270,291
9.00%, with various maturities to 2032	3,979,548	4,812,653
9.08%, with maturity at 2028(7)	625,149	725,106
9.50%, with various maturities to 2031	3,483,590	4,285,338
10.50%, with maturity at 2029	372,204	452,730
10.723%, with maturity at 2027(7)	608,040	706,817
11.00%, with maturity at 2016	22,787	24,694
11.50%, with maturity at 2031	513,101	668,168

		$559,915,093

Government National Mortgage Association:
2.125%, with maturity at 2024(8)	$643,540	$669,087
6.50%, with various maturities to 2032	6,917,550	8,029,944
7.00%, with various maturities to 2035	52,611,334	62,258,669
7.50%, with various maturities to 2031	8,730,601	10,370,064
7.75%, with maturity at 2019	$34,764	40,776
8.00%, with various maturities to 2034	21,910,929	26,116,918
8.30%, with various maturities to 2020	139,907	157,648
8.50%, with various maturities to 2021	1,246,200	1,420,885
9.00%, with various maturities to 2025	463,245	556,643
9.50%, with various maturities to 2026	1,597,682	2,007,484

		$111,628,118

Total Mortgage Pass-Throughs
(identified cost $903,680,081)		$957,715,035

U.S. Government Agency Obligations — 5.1%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$22,734,140
4.125%, 3/13/20	65,000,000	73,134,815
4.50%, 9/13/19	48,275,000	56,035,110
4.625%, 9/11/20	19,325,000	22,571,213
5.25%, 12/11/20	11,545,000	14,018,204
5.25%, 12/9/22	12,150,000	14,823,729
5.365%, 9/9/24	12,700,000	15,691,752
5.375%, 5/15/19	27,930,000	34,113,674
5.375%, 9/30/22	49,780,000	61,331,499
5.375%, 8/15/24	22,000,000	27,025,636
5.625%, 6/11/21	12,850,000	16,038,445
5.75%, 6/12/26	14,850,000	18,926,964

		$376,445,181

United States Agency for International Development – Israel:
5.50%, 12/4/23	$5,000,000	$6,317,870
5.50%, 4/26/24	22,500,000	28,591,807

		$34,909,677

Total U.S. Government Agency Obligations
(identified cost $371,557,271)		$411,354,858

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

U.S. Treasury Obligations — 2.5%

	Principal
Security	Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21(9)	$1,500,000	$2,251,641
U.S. Treasury Note, 1.125%, 1/15/12(9)	100,000,000	100,238,300
U.S. Treasury Note, 4.625%, 12/31/11	100,000,000	100,761,700

Total U.S. Treasury Obligations
(identified cost $202,497,671)		$203,251,641

Total Debt Obligations — United States
(identified cost $1,613,729,164)		$1,716,331,748

Common Stocks — 0.0%(1)

Security	Shares	Value

Indonesia — 0.0%(1)

APP China(10)	8,155	$122,325

Total Indonesia
(identified cost $1,522,635)		$122,325

Total Common Stocks
(identified cost $1,522,635)		$122,325

Precious Metals — 6.0%

Description	Troy Ounces	Value

Gold(10)	184,663	$317,427,299
Platinum(10)	104,260	166,893,939

Total Precious Metals
(identified cost $473,601,481)		$484,321,238

Currency Options Purchased — 0.0%(1)

	Principal Amount
	of Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Euro Put Option	EUR	193,597	EUR	1.17	5/3/12	$1,931,148

Total Currency Options Purchased
(identified cost $8,845,662)						$1,931,148

Interest Rate Swaptions — 0.1%

	Expiration	Notional
Description	Date	Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	8/26/14	$99,600,000	$4,593,552

Total Interest Rate Swaptions
(identified cost $6,205,080)			$4,593,552

Put Options Purchased — 0.1%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value

KOSPI 200 Index	801,640,000	KRW	200	10/11/12	$6,030,594
KOSPI 200 Index	134,100,000	KRW	200	12/13/12	1,118,128
Light Sweet Crude Oil Future 12/11	160	USD	80	11/15/11	44,800

Total Put Options Purchased
(identified cost $11,878,330)					$7,193,522

Short-Term Investments — 49.3%

Foreign Government Securities — 31.9%

		Principal
		Amount
Security		(000’s omitted)	Value

Brazil — 3.5%

Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	498,942	$278,300,278

Total Brazil			$278,300,278

Chile — 0.0%(1)

Banco Central de Chile, 0.00%, 1/18/12	CLP	1,730,000	$3,499,582

Total Chile			$3,499,582

Georgia — 0.7%

Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	16,500	$16,601,910
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	11,450	11,523,441
Bank of Georgia Promissory Note, 7.00%, 4/9/12	USD	11,450	11,524,464
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	11,700	11,776,675

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Georgia (continued)

Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	5,875	$5,907,915

Total Georgia			$57,334,405

Ghana — 0.0%(1)

Ghana Government Bond, 14.47%, 12/15/11	GHS	750	$471,710

Total Ghana			$471,710

Hong Kong — 3.2%

Hong Kong Treasury Bill, 0.00%, 11/9/11	HKD	1,948,000	$250,763,083
Hong Kong Treasury Bill, 0.00%, 12/21/11	HKD	36,000	4,633,158

Total Hong Kong			$255,396,241

Iceland — 0.2%

Iceland Treasury Bill, 0.00%, 4/16/12	ISK	1,639,000	$11,979,643

Total Iceland			$11,979,643

Indonesia — 0.1%

Indonesia Treasury Bill, 0.00%, 1/19/12	IDR	25,220,000	$2,818,189
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	41,087,000	4,583,169

Total Indonesia			$7,401,358

Israel — 0.6%

Israel Treasury Bill, 0.00%, 2/29/12	ILS	169,646	$46,415,146

Total Israel			$46,415,146

Kazakhstan — 0.6%

Kazakhstan National Bank, 0.00%, 11/25/11	KZT	6,661,951	$45,005,650
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	114,903	773,571

Total Kazakhstan			$45,779,221

Lebanon — 0.1%

Lebanon Treasury Note, 6.18%, 1/26/12	LBP	5,000,000	$3,337,681
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	4,520,730	3,006,777

Total Lebanon			$6,344,458

Malaysia — 7.2%

Bank Negara Monetary Note, 0.00%, 11/1/11	MYR	109,651	$35,738,523
Bank Negara Monetary Note, 0.00%, 11/10/11	MYR	61,623	20,064,855
Bank Negara Monetary Note, 0.00%, 11/15/11	MYR	227,448	74,057,432
Bank Negara Monetary Note, 0.00%, 11/17/11	MYR	353,064	114,940,398
Bank Negara Monetary Note, 0.00%, 11/24/11	MYR	215,029	69,965,018
Bank Negara Monetary Note, 0.00%, 12/8/11	MYR	236,602	76,904,721
Bank Negara Monetary Note, 0.00%, 12/15/11	MYR	92,302	29,984,510
Bank Negara Monetary Note, 0.00%, 12/22/11	MYR	68,013	22,081,337
Bank Negara Monetary Note, 0.00%, 1/10/12	MYR	279,547	90,627,527
Bank Negara Monetary Note, 0.00%, 1/12/12	MYR	141,321	45,807,744

Total Malaysia			$580,172,065

Mexico — 2.5%

Mexico Treasury Bill, 0.00%, 11/3/11	MXN	595,232	$44,659,149
Mexico Treasury Bill, 0.00%, 11/17/11	MXN	1,619,330	121,313,054
Mexico Treasury Bill, 0.00%, 2/9/12	MXN	522,800	38,777,504

Total Mexico			$204,749,707

Philippines — 1.0%

Philippine Treasury Bill, 0.00%, 11/2/11	PHP	616,810	$14,466,397
Philippine Treasury Bill, 0.00%, 11/9/11	PHP	25,480	597,369
Philippine Treasury Bill, 0.00%, 11/23/11	PHP	156,160	3,657,955
Philippine Treasury Bill, 0.00%, 12/7/11	PHP	824,870	19,304,071
Philippine Treasury Bill, 0.00%, 1/11/12	PHP	482,800	11,294,184
Philippine Treasury Bill, 0.00%, 1/25/12	PHP	150,280	3,512,890
Philippine Treasury Bill, 0.00%, 2/8/12	PHP	81,530	1,905,155
Philippine Treasury Bill, 0.00%, 2/22/12	PHP	153,710	3,591,307
Philippine Treasury Bill, 0.00%, 3/7/12	PHP	912,050	21,289,188
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	53,850	1,247,875

Total Philippines			$80,866,391

Romania — 3.2%

Romania Treasury Bill, 0.00%, 11/9/11	RON	39,120	$12,461,827
Romania Treasury Bill, 0.00%, 12/14/11	RON	34,000	10,770,505
Romania Treasury Bill, 0.00%, 12/28/11	RON	51,130	16,149,789
Romania Treasury Bill, 0.00%, 3/21/12	RON	241,460	75,137,711
Romania Treasury Bill, 0.00%, 4/11/12	RON	196,410	60,862,019
Romania Treasury Bill, 0.00%, 5/2/12	RON	245,380	75,855,342
Romania Treasury Bill, 0.00%, 6/20/12	RON	15,720	4,815,860
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,470	4,415,280

Total Romania			$260,468,333

Serbia — 1.9%

Serbia Treasury Bill, 0.00%, 11/1/11	RSD	163,580	$2,240,917
Serbia Treasury Bill, 0.00%, 11/15/11	RSD	169,040	2,305,963

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Serbia (continued)

Serbia Treasury Bill, 0.00%, 12/13/11	RSD	808,740	$10,938,465
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	3,909,800	51,228,426
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	1,975,050	25,581,600
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	903,800	11,542,383
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	3,790,560	47,977,919

Total Serbia			$151,815,673

South Korea — 0.9%

Korea Monetary Stabilization Bond, 0.00%, 11/8/11	KRW	7,079,060	$6,383,385
Korea Monetary Stabilization Bond, 0.00%, 11/15/11	KRW	26,333,930	23,728,755
Korea Monetary Stabilization Bond, 0.00%, 11/22/11	KRW	1,758,500	1,583,600
Korea Monetary Stabilization Bond, 0.00%, 12/14/11	KRW	3,735,620	3,357,009
Korea Monetary Stabilization Bond, 0.00%, 1/3/12	KRW	9,778,560	8,771,288
Korea Monetary Stabilization Bond, 0.00%, 1/17/12	KRW	30,208,420	27,062,037

Total South Korea			$70,886,074

Sri Lanka — 1.3%

Sri Lanka Treasury Bill, 0.00%, 1/20/12	LKR	1,357,000	$12,126,002
Sri Lanka Treasury Bill, 0.00%, 2/17/12	LKR	600,000	5,332,677
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	1,287,380	11,395,941
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	545,550	4,822,647
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	1,911,190	16,871,801
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	1,269,800	11,143,244
Sri Lanka Treasury Bill, 0.00%, 5/11/12	LKR	272,010	2,383,592
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	1,773,550	15,350,381
Sri Lanka Treasury Bill, 0.00%, 7/20/12	LKR	1,255,000	10,846,298
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	1,161,300	9,997,297
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	706,080	5,980,280

Total Sri Lanka			$106,250,160

Turkey — 2.7%

Turkey Government Bond, 0.00%, 11/16/11	TRY	182,658	$102,882,092
Turkey Government Bond, 0.00%, 1/25/12	TRY	210,392	116,466,320

Total Turkey			$219,348,412

Uruguay — 1.7%

Monetary Regulation Bill, 0.00%, 11/9/11	UYU	14,810	$770,005
Monetary Regulation Bill, 0.00%, 11/10/11	UYU	58,900	3,061,627
Monetary Regulation Bill, 0.00%, 11/17/11	UYU	81,422	4,225,803
Monetary Regulation Bill, 0.00%, 11/22/11	UYU	160,880	8,340,508
Monetary Regulation Bill, 0.00%, 11/25/11	UYU	150,177	7,780,504
Monetary Regulation Bill, 0.00%, 11/30/11	UYU	67,987	3,518,483
Monetary Regulation Bill, 0.00%, 12/6/11	UYU	1,693	87,518
Monetary Regulation Bill, 0.00%, 12/20/11	UYU	116,905	6,022,308
Monetary Regulation Bill, 0.00%, 12/21/11	UYU	70,900	3,651,523
Monetary Regulation Bill, 0.00%, 12/22/11	UYU	17,200	885,634
Monetary Regulation Bill, 0.00%, 12/30/11	UYU	56,316	2,894,236
Monetary Regulation Bill, 0.00%, 1/17/12	UYU	168,549	8,624,511
Monetary Regulation Bill, 0.00%, 2/1/12	UYU	98,000	4,995,956
Monetary Regulation Bill, 0.00%, 2/3/12	UYU	21,600	1,100,600
Monetary Regulation Bill, 0.00%, 2/14/12	UYU	125,184	6,360,938
Monetary Regulation Bill, 0.00%, 2/22/12	UYU	29,570	1,499,468
Monetary Regulation Bill, 0.00%, 3/9/12	UYU	40,000	2,019,968
Monetary Regulation Bill, 0.00%, 3/13/12	UYU	135,900	6,855,637
Monetary Regulation Bill, 0.00%, 4/10/12	UYU	30,500	1,527,109
Monetary Regulation Bill, 0.00%, 4/13/12	UYU	114,601	5,733,251
Monetary Regulation Bill, 0.00%, 4/25/12	UYU	102,779	5,124,871
Monetary Regulation Bill, 0.00%, 5/8/12	UYU	49,000	2,434,566
Monetary Regulation Bill, 0.00%, 5/18/12	UYU	72,128	3,573,798
Monetary Regulation Bill, 0.00%, 6/5/12	UYU	37,670	1,857,108
Monetary Regulation Bill, 0.00%, 6/22/12	UYU	69,500	3,409,841
Monetary Regulation Bill, 0.00%, 7/20/12	UYU	230,400	11,212,958
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	299,676	14,437,178
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	233,304	11,124,822

Total Uruguay			$133,130,729

Zambia — 0.5%

Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	7,155,000	$1,442,292
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	16,490,000	3,324,024
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	39,170,000	7,895,817
Zambia Treasury Bill, 0.00%, 12/19/11	ZMK	10,075,000	2,027,096
Zambia Treasury Bill, 0.00%, 12/26/11	ZMK	11,000,000	2,209,069
Zambia Treasury Bill, 0.00%, 1/2/12	ZMK	11,000,000	2,204,947
Zambia Treasury Bill, 0.00%, 1/9/12	ZMK	16,250,000	3,251,241
Zambia Treasury Bill, 0.00%, 1/16/12	ZMK	9,700,000	1,937,133
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	7,330,000	1,437,450

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Zambia (continued)

Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	87,660,000	$17,145,899

Total Zambia			$42,874,968

Total Foreign Government Securities
(identified cost $2,625,925,292)			$2,563,484,554

U.S. Treasury Obligations — 3.8%

		Principal
		Amount
Security		(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/3/11
	$ 125,000		$124,999,875
U.S. Treasury Bill, 0.00%, 11/10/11(9)		33,420	33,419,933
U.S. Treasury Bill, 0.00%, 11/17/11(9)		151,596	151,594,991

Total U.S. Treasury Obligations
(identified cost $310,015,667)			$310,014,799

Repurchase Agreements — 7.3%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 10/26/11 with a maturity date of 11/17/11, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of $21,349,560, collateralized by $25,410,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $22,141,992.

	$ 21,360		$21,359,646
Dated 10/27/11 with a maturity date of 11/10/11, an interest rate of 0.84% and repurchase proceeds of EUR 58,434,251, collateralized by EUR 53,100,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $80,372,735.	EUR	58,421	80,836,613
Dated 10/27/11 with a maturity date of 11/22/11, an interest rate of 0.72% and repurchase proceeds of EUR 117,639,060, collateralized by EUR 113,130,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $159,591,119.	EUR	117,587	162,705,579
Dated 10/31/11 with a maturity date of 12/5/11, an interest rate of 0.47% and repurchase proceeds of EUR 13,699,471, collateralized by EUR 12,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $18,950,408.	EUR	13,694	$18,948,042
Citibank:
Dated 10/12/11 with an interest rate of 0.80%, collateralized by $7,000,000 Turkey Government Bond 6.75%, due 5/30/40 and a market value, including accrued interest, of $7,842,188.(11)		$7,663	7,662,900
Dated 10/12/11 with an interest rate of 0.80%, collateralized by $8,000,000 Turkey Government Bond 7.50%, due 7/14/17 and a market value, including accrued interest, of $9,494,333.(11)		$9,354	9,354,400
Dated 10/12/11 with an interest rate of 0.80%, collateralized by $9,000,000 Turkey Government Bond 7.00%, due 6/5/20 and a market value, including accrued interest, of $10,646,250.(11)		$10,422	10,422,000
Dated 10/12/11 with an interest rate of 0.80%, collateralized by $9,500,000 Turkey Government Bond 6.875%, due 3/17/36 and a market value, including accrued interest, of $10,673,000.(11)		$10,405	10,405,350
Dated 10/12/11 with an interest rate of 0.80%, collateralized by $10,000,000 Turkey Government Bond 7.375%, due 2/5/25 and a market value, including accrued interest, of $12,051,181.(11)		$11,820	11,820,000
Dated 10/25/11 with a maturity date of 11/28/11, an interest rate of 0.68% and repurchase proceeds of EUR 56,048,800, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $77,400,560.	EUR	56,016	77,509,340
Dated 10/25/11 with a maturity date of 1/30/12, an interest rate of 1.00% and repurchase proceeds of EUR 14,663,188, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $20,235,421.	EUR	14,625	20,236,613

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Description		(000’s omitted)	Value

Citibank: (continued)

Dated 10/27/11 with a maturity date of 11/25/11, an interest rate of 0.48% and repurchase proceeds of EUR 49,453,695, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $68,206,758.	EUR	49,438	$68,407,188
Dated 10/31/11 with a maturity date of 12/5/11, an interest rate of 0.48% and repurchase proceeds of EUR 47,565,886, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrual interest, of $65,872,343.	EUR	47,546	65,788,847
JPMorgan Chase Bank:
Dated 9/28/11 with a maturity date of 8/30/12, an interest rate of 0.50% and repurchase proceeds of $11,510,307, collateralized by $9,000,000 Indonesia Government Bond 7.75%, due 1/17/38 and a market value, including accrued interest, of $12,486,500.		$11,457	11,457,000
Dated 10/27/11 with an interest rate of 0.40%, collateralized by $10,000,000 Brazil Government Bond 5.875%, due 1/15/19 and a market value, including accrued interest, of $11,947,986.(11)		$11,920	11,920,000

Total Repurchase Agreements
(identified cost $597,171,540)			$588,833,518

Other Securities — 6.3%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(12)	$ 503,896		$503,896,260

Total Other Securities
(identified cost $503,896,260)			$503,896,260

Total Short-Term Investments
(identified cost $4,037,008,759)			$3,966,229,131

Total Investments — 101.1%
(identified cost $8,116,555,373)			$8,130,271,035

Other Assets, Less Liabilities — (1.1)%			$(92,093,511)

Net Assets — 100.0%			$8,038,177,524

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
MLMT	- Merrill Lynch Mortgage Trust
WBCMT	- Wachovia Bank Commercial Mortgage Trust
BRL	- Brazilian Real
CLP	- Chilean Peso
CRC	- Costa Rican Colon
DOP	- Dominican Peso
EUR	- Euro
GHS	- Ghanaian Cedi
HKD	- Hong Kong Dollar
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
ISK	- Icelandic Krona
KRW	- South Korean Won
KZT	- Kazak Tenge
LBP	- Lebanese Pound
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
TRY	- New Turkish Lira
TWD	- New Taiwan Dollar
USD	- United States Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand
ZMK	- Zambian Kwacha

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2011, the aggregate value of these securities is $80,487,648 or 1.0% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)	Floating-rate security.

(7)	Weighted average fixed-rate coupon that changes/updates monthly.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Portfolio of Investments — continued

(8)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2011.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Non-income producing.

(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2011.

Securities Sold Short
Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value

Belarus

Republic of Belarus, 8.75%, 8/3/15(5)		$ (23,337)	$(19,836,450)

Total Belarus			$(19,836,450)

Belgium

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(77,122,152)

Total Belgium			$(77,122,152)

France

Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(162,247,551)
Government of France, 4.00%, 10/25/38	EUR	(161,480)	(227,626,472)

Total France			$(389,874,023)

Spain

Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,989,539)

Total Spain			$(19,989,539)

Total Foreign Government Bonds
(proceeds $516,561,103)			$(506,822,164)

Total Securities Sold Short
(proceeds $516,561,103)			$(506,822,164)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2011

Investments —
Securities of unaffiliated issuers, at value (identified cost, $7,139,057,632)	$7,142,053,537
Affiliated investment, at value (identified cost, $503,896,260)	503,896,260
Precious metals, at value (identified cost, $473,601,481)	484,321,238

Total Investments, at value (identified cost, $8,116,555,373)	$8,130,271,035

Cash	$5,941,611
Foreign currency — Yuan Renminbi, at value (identified cost, $325,058,518)	329,302,947
Interest receivable	31,888,297
Interest receivable from affiliated investment	27,408
Receivable for investments sold	217,350,448
Receivable for open forward commodity contracts	4,596,814
Receivable for open forward foreign currency exchange contracts	88,583,781
Receivable for closed forward foreign currency exchange contracts	10,889,070
Receivable for open swap contracts	74,691,519
Receivable for closed options	17,733
Premium paid on open swap contracts	84,538,553

Total assets	$8,978,099,216

Liabilities

Payable for investments purchased	$330,070,980
Payable for securities sold short, at value (proceeds, $516,561,103)	506,822,164
Payable for variation margin on open futures contracts	3,103,204
Payable for open forward commodity contracts	19,305,211
Payable for open forward foreign currency exchange contracts	34,713,323
Payable for closed forward foreign currency exchange contracts	375,236
Payable for open swap contracts	25,576,673
Premium received on open swap contracts	2,961,929
Due to custodian - foreign currency at value (identified cost, $7,594,577)	7,518,513
Payable to affiliates:
Investment adviser fee	3,536,003
Trustees’ fees	4,208
Interest payable for securities sold short	4,199,292
Accrued expenses	1,734,956

Total liabilities	$939,921,692

Net Assets applicable to investors’ interest in Portfolio	$8,038,177,524

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$7,931,640,068
Net unrealized appreciation	106,537,456

Total	$8,038,177,524

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Statement of Operations

Year Ended
Investment Income	October 31, 2011

Interest (net of foreign taxes, $6,145,537)	$352,276,016
Interest allocated from affiliated investment	317,324
Expenses allocated from affiliated investment	(36,939)

Total investment income	$352,556,401

Expenses

Investment adviser fee	$45,725,344
Trustees’ fees and expenses	50,500
Custodian fee	10,172,769
Legal and accounting services	505,020
Interest expense on securities sold short	9,577,998
Miscellaneous	272,241

Total expenses	$66,303,872

Deduct —
Reduction of custodian fee	$10,319

Total expense reductions	$10,319

Net expenses	$66,293,553

Net investment income	$286,262,848

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$122,220,581
Investment transactions allocated from affiliated investment	5,616
Written options	2,747,574
Securities sold short	(3,353,739)
Futures contracts	(109,665,101)
Swap contracts	6,906,237
Forward commodity contracts	(22,341,986)
Foreign currency and forward foreign currency exchange contract transactions	(160,041,212)

Net realized loss	$(163,522,030)

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $5,326,455 from precious metals)	$(259,244,276)
Securities sold short	15,084,560
Futures contracts	(5,164,940)
Swap contracts	59,550,446
Forward commodity contracts	(14,708,397)
Foreign currency and forward foreign currency exchange contracts	156,337,083

Net change in unrealized appreciation (depreciation)	$(48,145,524)

Net realized and unrealized loss	$(211,667,554)

Net increase in net assets from operations	$74,595,294

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$286,262,848	$126,681,628
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(163,522,030)	(35,049,061)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, written options, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(48,145,524)	108,105,228

Net increase in net assets from operations	$74,595,294	$199,737,795

Capital transactions —
Contributions	$743,671,640	$7,587,790,195
Withdrawals	(1,787,114,297)	(99,529,088)

Net increase (decrease) in net assets from capital transactions	$(1,043,442,657)	$7,488,261,107

Net increase (decrease) in net assets	$(968,847,363)	$7,687,998,902

Net Assets

At beginning of year	$9,007,024,887	$1,319,025,985

At end of year	$8,038,177,524	$9,007,024,887

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Consolidated Supplementary Data

	Year Ended October 31,

Ratios/Supplemental Data	2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.75%	0.57%	0.72%	0.63%	0.67%
Net investment income	3.22%	2.67%	4.93%	5.25%	5.16%
Portfolio Turnover	33%	19%	25%	26%	45%

Total Return	0.79%	5.31%	12.10%	2.97%	10.34%

Net assets, end of year (000’s omitted)	$8,038,178	$9,007,025	$1,319,026	$845,021	$688,393

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements

1 Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. Total return is defined as income plus capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2011, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Multi-Strategy Absolute Return Fund held an interest of 80.9%, 14.7%, 2.9% and 1.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd., (the Subsidiary) a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2011 were $533,242,731 or 6.6% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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Notes to Consolidated Financial Statements — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

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Notes to Consolidated Financial Statements — continued

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation

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Notes to Consolidated Financial Statements — continued

or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

Q Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million up to $1 billion, 0.575% from $1 billion up to $1.5 billion, 0.555% from $1.5 billion up to $2 billion, 0.520% from $2 billion up to $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2011, the Portfolio’s investment adviser fee totaled $45,725,344 or 0.51% of the Portfolio’s consolidated average daily net assets.

During the year ended October 31, 2011, BMR reimbursed the Portfolio $2,174 for a trading error. The effect of the loss incurred and the reimbursement by BMR of such amount had no impact on total return.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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Notes to Consolidated Financial Statements — continued

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,541,683,039	$147,902,422
U.S. Government and Agency Securities	40,542,031	1,186,761,200

	$1,582,225,070	$1,334,663,622

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,144,068,424

Gross unrealized appreciation	$169,907,119
Gross unrealized depreciation	(183,704,508)

Net unrealized depreciation	$(13,797,389)

The net unrealized appreciation on securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts at October 31, 2011 on a federal income tax basis was $8,917,764.

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2011 is as follows:

Forward Commodity Contracts(1)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

12/28/11	Gold 38,270 Troy Ounces	United States Dollar 70,363,884	Citigroup Global Markets	$4,596,814
2/29/12	Gold 29,799 Troy Ounces	United States Dollar 49,302,180	Citigroup Global Markets	(1,920,841)
4/26/12	Gold 61,122 Troy Ounces	United States Dollar 87,719,489	Citigroup Global Markets	(17,384,370)

				$(14,708,397)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/1/11	New Turkish Lira 3,279,050	United States Dollar 1,865,216	Nomura International PLC	$10,969
11/2/11	Israeli Shekel 10,028,000	United States Dollar 2,742,888	Barclays Bank PLC	(23,456)
11/2/11	Israeli Shekel 72,366,000	United States Dollar 20,416,420	Deutsche Bank	453,385
11/2/11	Israeli Shekel 39,200,000	United States Dollar 10,593,163	Deutsche Bank	(220,630)
11/7/11	Croatian Kuna 48,783,910	Euro 6,474,308	Barclays Bank PLC	(42,862)
11/7/11	Japanese Yen 6,004,300,000	United States Dollar 78,246,195	Goldman Sachs, Inc.	1,438,296
11/9/11	New Taiwan Dollar 658,896,000	United States Dollar 22,720,552	Bank of America	701,792
11/9/11	Romanian Leu 60,708,000	Euro 14,018,705	Standard Bank	52,416
11/10/11	New Taiwan Dollar 553,716,000	United States Dollar 19,149,784	Bank of America	646,449
11/10/11	New Taiwan Dollar 591,680,000	United States Dollar 20,466,275	Barclays Bank PLC	694,310
11/10/11	New Taiwan Dollar 553,716,000	United States Dollar 19,149,784	Credit Suisse	646,449
11/16/11	South African Rand 641,863,811	United States Dollar 86,492,900	Credit Suisse	5,776,770
11/17/11	Croatian Kuna 70,888,442	Euro 9,442,979	Barclays Bank PLC	(966)
11/18/11	Croatian Kuna 32,471,000	Euro 4,322,263	Credit Suisse	(4,240)
11/21/11	New Taiwan Dollar 945,938,000	United States Dollar 32,120,136	Citigroup Global Markets	520,509
11/21/11	New Taiwan Dollar 783,037,000	United States Dollar 26,588,693	Credit Suisse	430,871
11/21/11	New Taiwan Dollar 886,646,000	United States Dollar 30,926,994	Deutsche Bank	1,308,052
11/21/11	New Taiwan Dollar 946,025,000	United States Dollar 32,117,637	Standard Chartered Bank	515,104
11/22/11	Euro 293,010,526	United States Dollar 401,235,428	HSBC Bank USA	(4,121,189)
11/22/11	Euro 275,920,990	United States Dollar 378,011,756	Nomura International PLC	(3,702,856)
11/29/11	South African Rand 269,403,398	United States Dollar 36,847,537	Goldman Sachs, Inc.	3,034,918
11/30/11	New Taiwan Dollar 850,375,000	United States Dollar 28,085,574	Credit Suisse	(314,030)
11/30/11	New Taiwan Dollar 637,465,000	United States Dollar 22,107,335	Deutsche Bank	818,194

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/30/11	New Taiwan Dollar 850,375,000	United States Dollar 28,071,667	Goldman Sachs, Inc.	$(327,937)
11/30/11	New Taiwan Dollar 226,518,000	United States Dollar 7,483,745	Nomura International PLC	(81,178)
11/30/11	New Taiwan Dollar 640,000,000	United States Dollar 21,120,021	Standard Chartered Bank	(253,780)
11/30/11	New Taiwan Dollar 764,952,000	United States Dollar 25,250,107	Standard Chartered Bank	(296,661)
12/1/11	Malaysian Ringgit 97,246,000	United States Dollar 32,446,698	Citigroup Global Markets	887,052
12/1/11	Malaysian Ringgit 82,640,000	United States Dollar 27,579,762	Deutsche Bank	760,262
12/1/11	Malaysian Ringgit 97,245,000	United States Dollar 32,447,447	HSBC Bank USA	888,126
12/5/11	Euro 130,122,700	United States Dollar 184,117,765	Standard Chartered Bank	4,124,441
12/5/11	Euro 129,174,300	United States Dollar 182,781,635	State Street Bank and Trust Co.	4,100,193
12/5/11	New Taiwan Dollar 469,086,000	United States Dollar 15,422,851	Barclays Bank PLC	(244,276)
12/5/11	New Taiwan Dollar 541,734,000	United States Dollar 17,808,481	Standard Chartered Bank	(285,035)
12/8/11	Euro 119,894,060	United States Dollar 166,342,817	Bank of America	500,931
12/15/11	South African Rand 617,914,707	United States Dollar 83,242,137	Standard Bank	5,870,239
12/19/11	Croatian Kuna 94,815,000	Euro 12,593,975	Deutsche Bank	11,364
12/19/11	New Taiwan Dollar 573,284,000	United States Dollar 19,071,958	Bank of America	(87,903)
12/19/11	New Taiwan Dollar 624,037,000	United States Dollar 20,752,120	Bank of America	(103,969)
12/19/11	New Taiwan Dollar 556,693,000	United States Dollar 18,516,315	Barclays Bank PLC	(89,055)
12/19/11	New Taiwan Dollar 626,726,000	United States Dollar 20,856,801	Barclays Bank PLC	(89,158)
12/19/11	New Taiwan Dollar 573,284,000	United States Dollar 19,075,131	Standard Chartered Bank	(84,730)
12/19/11	New Taiwan Dollar 671,098,000	United States Dollar 22,317,116	Standard Chartered Bank	(111,810)
12/22/11	South African Rand 391,770,228	United States Dollar 50,572,531	Goldman Sachs, Inc.	1,567,409
12/30/11	South African Rand 904,189,530	United States Dollar 115,856,380	Standard Chartered Bank	2,886,702
1/6/12	Malaysian Ringgit 69,036,000	United States Dollar 22,482,170	Nomura International PLC	110,014

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

1/6/12	Malaysian Ringgit 60,964,000	United States Dollar 19,853,454	Standard Chartered Bank	$97,151
1/17/12	Israeli Shekel 101,115,776	United States Dollar 27,280,663	JPMorgan Chase Bank	(549,929)
1/20/12	Sri Lankan Rupee 1,357,000,000	United States Dollar 12,056,864	Standard Chartered Bank	(90,480)
1/23/12	Croatian Kuna 101,834,000	Euro 13,480,805	Barclays Bank PLC	27,505
1/25/12	New Turkish Lira 119,300,000	United States Dollar 69,067,331	Deutsche Bank	2,859,819
1/27/12	Euro 67,367,000	United States Dollar 93,784,969	Deutsche Bank	620,584
1/27/12	Euro 7,150,000	United States Dollar 8,815,950	Deutsche Bank	(1,072,056)
1/27/12	Euro 24,280,000	United States Dollar 30,267,448	Deutsche Bank	(3,310,287)
1/27/12	Euro 26,610,000	United States Dollar 32,703,690	Deutsche Bank	(4,096,291)
1/30/12	Russian Ruble 809,460,000	United States Dollar 26,356,928	Barclays Bank PLC	45,299
1/30/12	Russian Ruble 232,381,000	United States Dollar 7,558,949	Citigroup Global Markets	5,367
1/30/12	Russian Ruble 178,159,000	United States Dollar 5,797,559	Standard Chartered Bank	6,472
2/17/12	Sri Lankan Rupee 600,000,000	United States Dollar 5,302,696	HSBC Bank USA	(44,898)
2/23/12	Croatian Kuna 48,066,000	Euro 6,360,461	Barclays Bank PLC	37,104
2/29/12	Israeli Shekel 169,646,000	United States Dollar 46,389,390	Deutsche Bank	(261,126)
3/9/12	Sri Lankan Rupee 1,287,380,000	United States Dollar 11,453,559	Standard Chartered Bank	15,265
3/16/12	Sri Lankan Rupee 545,550,000	United States Dollar 4,823,607	Standard Chartered Bank	(18,552)
3/23/12	Sri Lankan Rupee 1,911,190,000	United States Dollar 16,950,687	HSBC Bank USA	5,010
3/26/12	Croatian Kuna 55,816,700	Euro 7,340,053	Deutsche Bank	10,502
4/3/12	Brazilian Real 90,585,000	United States Dollar 54,000,000	Bank of America	2,816,250
4/3/12	Brazilian Real 137,214,000	United States Dollar 81,529,412	Deutsche Bank	3,998,617
4/3/12	Brazilian Real 152,427,000	United States Dollar 90,622,473	Nomura International PLC	4,495,792
4/3/12	Brazilian Real 44,140,000	United States Dollar 26,598,373	Standard Bank	1,657,702

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

4/3/12	Brazilian Real 88,683,000	United States Dollar 52,850,417	Standard Chartered Bank	$2,741,365
4/25/12	Croatian Kuna 160,546,300	Euro 21,074,600	Deutsche Bank	61,403
4/27/12	Russian Ruble 247,873,000	United States Dollar 7,961,233	Barclays Bank PLC	12,855
4/27/12	Russian Ruble 456,863,000	United States Dollar 14,673,615	Credit Suisse	23,694
4/27/12	Russian Ruble 515,264,000	United States Dollar 16,545,953	Standard Chartered Bank	23,326
4/27/12	Sri Lankan Rupee 1,269,800,000	United States Dollar 11,217,314	Standard Chartered Bank	16,491
5/11/12	Sri Lankan Rupee 272,010,000	United States Dollar 2,413,576	Standard Chartered Bank	17,660
5/30/12	Croatian Kuna 53,247,000	Euro 6,956,755	Credit Suisse	5,422
7/13/12	Sri Lankan Rupee 1,773,550,000	United States Dollar 15,736,912	Standard Chartered Bank	192,499
7/30/12	Russian Ruble 244,581,000	United States Dollar 7,746,033	Citigroup Global Markets	13,497
7/30/12	Russian Ruble 434,940,000	United States Dollar 13,774,822	Credit Suisse	24,003
7/30/12	Russian Ruble 540,479,000	United States Dollar 17,118,535	Nomura International PLC	31,053
10/29/12	Russian Ruble 459,950,000	United States Dollar 14,363,338	Deutsche Bank	16,974
10/29/12	Russian Ruble 530,022,000	United States Dollar 16,547,674	HSBC Bank USA	15,684
10/29/12	Russian Ruble 230,028,000	United States Dollar 7,181,642	Standard Chartered Bank	6,807
11/7/12	New Turkish Lira 32,000,000	United States Dollar 16,304,071	Barclays Bank PLC	(463,074)
11/7/12	New Turkish Lira 50,000,000	United States Dollar 25,477,707	JPMorgan Chase Bank	(720,957)

				$37,543,018

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/1/11	New Turkish Lira 136,180,380	United States Dollar 77,943,673	BNP Paribas SA	$(935,994)
11/1/11	Ugandan Shilling 16,091,409,900	United States Dollar 6,133,893	Citigroup Global Markets	91,025

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/1/11	Ugandan Shilling 7,809,445,000	United States Dollar 2,844,473	Standard Chartered Bank	$176,588
11/1/11	Ugandan Shilling 6,215,735,700	United States Dollar 2,376,046	Standard Chartered Bank	28,494
11/2/11	Israeli Shekel 121,594,000	United States Dollar 33,424,458	Bank of America	118,714
11/2/11	New Turkish Lira 38,067,870	United States Dollar 21,657,479	Credit Suisse	(135,584)
11/2/11	New Turkish Lira 3,279,050	United States Dollar 1,864,792	Nomura International PLC	(10,962)
11/3/11	Ghanaian Cedi 21,907,378	United States Dollar 14,165,780	Standard Bank	(443,092)
11/3/11	Swedish Krona 88,126,000	Euro 9,642,849	Nomura International PLC	178,144
11/3/11	Swedish Krona 457,877,400	Euro 49,523,817	Standard Chartered Bank	1,724,887
11/7/11	Polish Zloty 56,552,678	Croatian Kuna 96,727,700	Deutsche Bank	(74,531)
11/7/11	Polish Zloty 130,149,292	Euro 29,464,873	Bank of America	132,311
11/7/11	Serbian Dinar 782,782,000	Euro 7,615,352	Citigroup Global Markets	176,692
11/8/11	Indonesian Rupiah 134,865,487,000	United States Dollar 15,838,577	Bank of America	(610,552)
11/8/11	Indonesian Rupiah 121,479,054,000	United States Dollar 14,259,779	Barclays Bank PLC	(543,251)
11/8/11	Indonesian Rupiah 121,479,054,000	United States Dollar 14,262,290	BNP Paribas SA	(545,762)
11/8/11	Indonesian Rupiah 134,962,918,000	United States Dollar 15,850,020	Citigroup Global Markets	(610,993)
11/8/11	Indonesian Rupiah 134,865,487,000	United States Dollar 15,838,577	Credit Suisse	(610,552)
11/9/11	Indian Rupee 74,000,000	United States Dollar 1,598,901	Nomura International PLC	(81,818)
11/9/11	Singapore Dollar 116,008,000	United States Dollar 96,064,922	Goldman Sachs, Inc.	(3,613,707)
11/10/11	Ghanaian Cedi 7,720,000	United States Dollar 4,988,047	Barclays Bank PLC	(161,478)
11/10/11	Ghanaian Cedi 7,625,000	United States Dollar 4,935,275	Barclays Bank PLC	(168,101)
11/10/11	Ghanaian Cedi 1,339,000	United States Dollar 816,065	Standard Chartered Bank	21,082
11/10/11	New Turkish Lira 6,580,126	United States Dollar 3,719,903	Bank of America	(6,464)
11/14/11	Ghanaian Cedi 8,916,500	United States Dollar 5,431,922	Citigroup Global Markets	136,644

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/14/11	Ghanaian Cedi 11,436,300	United States Dollar 7,006,249	Citigroup Global Markets	$135,993
11/14/11	Indian Rupee 429,800,000	United States Dollar 9,249,475	Goldman Sachs, Inc.	(448,771)
11/14/11	South Korean Won 15,664,000,000	United States Dollar 13,248,192	Credit Suisse	846,758
11/14/11	South Korean Won 32,614,000,000	United States Dollar 27,584,049	Standard Chartered Bank	1,763,034
11/14/11	South Korean Won 32,280,000,000	United States Dollar 27,302,715	State Street Bank and Trust Co.	1,743,824
11/14/11	Yuan Renminbi 64,457,000	United States Dollar 10,125,833	Goldman Sachs, Inc.	17,943
11/15/11	Indonesian Rupiah 114,270,000,000	United States Dollar 13,268,695	Citigroup Global Markets	(372,786)
11/15/11	Indonesian Rupiah 161,172,146,000	United States Dollar 18,764,949	Credit Suisse	(575,912)
11/15/11	Indonesian Rupiah 51,705,000,000	United States Dollar 6,011,510	Deutsche Bank	(176,357)
11/15/11	Indonesian Rupiah 181,040,829,999	United States Dollar 21,083,129	Nomura International PLC	(651,818)
11/15/11	Serbian Dinar 93,800,000	Euro 908,880	Standard Bank	23,818
11/15/11	South Korean Won 26,063,666,000	United States Dollar 22,261,416	BNP Paribas SA	1,185,988
11/15/11	South Korean Won 28,131,275,000	United States Dollar 24,069,952	Goldman Sachs, Inc.	1,237,516
11/15/11	South Korean Won 26,048,797,000	United States Dollar 22,243,967	HSBC Bank USA	1,190,062
11/15/11	South Korean Won 31,854,762,000	United States Dollar 27,206,527	Standard Chartered Bank	1,450,666
11/17/11	Ghanaian Cedi 15,370,000	United States Dollar 9,862,047	JPMorgan Chase Bank	(270,933)
11/18/11	New Turkish Lira 26,000,000	United States Dollar 14,442,439	Standard Bank	204,173
11/18/11	Zambian Kwacha 7,979,200,000	United States Dollar 1,583,175	Citigroup Global Markets	28,755
11/21/11	Indian Rupee 1,251,910,000	United States Dollar 24,870,572	Bank of America	720,480
11/21/11	Indian Rupee 99,700,000	United States Dollar 2,029,620	Standard Chartered Bank	8,408
11/21/11	Philippine Peso 950,200,000	United States Dollar 21,985,701	BNP Paribas SA	326,010
11/21/11	Polish Zloty 229,923,945	Euro 53,358,384	Standard Chartered Bank	(1,674,643)
11/21/11	Swedish Krona 1,059,481,100	Euro 115,643,045	Nomura International PLC	2,410,464

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/25/11	Ghanaian Cedi 11,436,300	United States Dollar 7,132,086	Standard Bank	$(11,124)
11/25/11	Indonesian Rupiah 175,671,750,000	United States Dollar 19,771,722	BNP Paribas SA	39,131
11/25/11	Indonesian Rupiah 170,338,000,000	United States Dollar 19,160,630	Citigroup Global Markets	48,726
11/25/11	Indonesian Rupiah 174,647,500,000	United States Dollar 19,656,443	Credit Suisse	38,903
11/25/11	Indonesian Rupiah 218,145,000,000	United States Dollar 23,197,044	HSBC Bank USA	1,403,602
11/25/11	Indonesian Rupiah 174,647,500,000	United States Dollar 19,656,443	Standard Chartered Bank	38,903
11/28/11	Yuan Renminbi 143,549,870	United States Dollar 22,105,000	Barclays Bank PLC	488,162
11/28/11	Yuan Renminbi 127,366,950	United States Dollar 19,610,000	Deutsche Bank	436,149
11/28/11	Yuan Renminbi 153,999,533	United States Dollar 23,705,000	JPMorgan Chase Bank	532,823
11/28/11	Yuan Renminbi 124,768,950	United States Dollar 19,210,000	Standard Chartered Bank	427,253
11/30/11	Indian Rupee 1,172,094,000	United States Dollar 23,474,839	BNP Paribas SA	432,599
11/30/11	Indian Rupee 1,048,624,000	United States Dollar 20,997,761	Citigroup Global Markets	391,234
11/30/11	Indian Rupee 1,247,657,000	United States Dollar 24,983,220	Goldman Sachs, Inc.	465,491
11/30/11	Indian Rupee 1,371,025,000	United States Dollar 27,456,303	Standard Chartered Bank	508,770
11/30/11	Indian Rupee 99,600,000	United States Dollar 2,008,065	Standard Chartered Bank	23,497
11/30/11	Norwegian Krone 420,740,075	Euro 54,632,699	Nomura International PLC	(130,905)
12/1/11	Georgian Lari 905,150	United States Dollar 500,000	Liberty Capital	47,174
12/1/11	Georgian Lari 904,068	United States Dollar 500,000	Liberty Capital	46,520
12/1/11	Norwegian Krone 285,826,000	Euro 37,178,408	Credit Suisse	(179,750)
12/1/11	South Korean Won 32,800,400,000	United States Dollar 28,948,767	Credit Suisse	449,122
12/1/11	South Korean Won 32,800,400,000	United States Dollar 28,966,662	Goldman Sachs, Inc.	431,226
12/1/11	South Korean Won 27,209,300,000	United States Dollar 24,029,055	Nomura International PLC	357,720
12/5/11	Serbian Dinar 1,693,479,000	Euro 16,377,940	JPMorgan Chase Bank	366,775

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

12/7/11	Philippine Peso 743,990,000	United States Dollar 17,643,892	Deutsche Bank	$(160,357)
12/8/11	Ghanaian Cedi 3,732,000	United States Dollar 2,259,080	Citigroup Global Markets	57,170
12/12/11	Singapore Dollar 102,532,000	United States Dollar 81,162,036	Standard Chartered Bank	549,953
12/13/11	Indian Rupee 879,551,000	United States Dollar 17,787,285	Goldman Sachs, Inc.	114,328
12/13/11	Indian Rupee 1,169,553,000	United States Dollar 23,649,645	Nomura International PLC	154,415
12/13/11	Indian Rupee 1,150,850,000	United States Dollar 23,280,865	State Street Bank and Trust Co.	142,531
12/22/11	Indonesian Rupiah 84,422,827,000	United States Dollar 9,349,150	Bank of America	143,093
12/22/11	Indonesian Rupiah 91,496,173,000	United States Dollar 10,132,467	Barclays Bank PLC	155,082
12/22/11	Indonesian Rupiah 140,329,000,000	United States Dollar 15,623,358	Citigroup Global Markets	154,804
12/22/11	Indonesian Rupiah 150,352,000,000	United States Dollar 16,287,726	HSBC Bank USA	617,391
12/30/11	New Turkish Lira 30,525,880	South African Rand 133,886,510	Credit Suisse	309,314
1/12/12	Ghanaian Cedi 15,430,000	United States Dollar 9,454,657	Standard Bank	35,121
1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	Citigroup Global Markets	(47,419)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	Barclays Bank PLC	(36,769)
1/30/12	Yuan Renminbi 116,669,030	United States Dollar 18,066,374	Bank of America	273,055
1/30/12	Yuan Renminbi 131,349,700	United States Dollar 20,363,347	Barclays Bank PLC	283,765
1/30/12	Yuan Renminbi 182,740,000	United States Dollar 28,334,858	Deutsche Bank	390,394
1/30/12	Yuan Renminbi 131,599,030	United States Dollar 20,398,839	Goldman Sachs, Inc.	287,466
3/1/12	Georgian Lari 902,850	United States Dollar 542,350	Liberty Capital	(725)
3/1/12	Georgian Lari 902,850	United States Dollar 500,000	Liberty Capital	41,625
4/24/12	Ugandan Shilling 8,880,890,000	United States Dollar 2,863,879	Citigroup Global Markets	304,307
4/24/12	Ugandan Shilling 8,016,480,000	United States Dollar 2,564,453	Standard Chartered Bank	295,362
4/25/12	Zambian Kwacha 14,148,562,628	United States Dollar 2,629,844	Standard Bank	58,313

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

4/26/12	Ugandan Shilling 13,383,235,000	United States Dollar 4,387,946	Barclays Bank PLC	$383,706
4/26/12	Ugandan Shilling 7,886,931,000	United States Dollar 2,581,647	Citigroup Global Markets	230,356
5/9/12	Zambian Kwacha 18,913,400,000	United States Dollar 3,709,965	Standard Bank	(133,504)
5/16/12	Zambian Kwacha 9,612,800,000	United States Dollar 1,890,423	Standard Chartered Bank	(77,153)
5/31/12	Georgian Lari 1,727,100	United States Dollar 1,000,000	Liberty Capital	28,543
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	Goldman Sachs, Inc.	1,360,977
7/25/12	Ugandan Shilling 8,104,390,000	United States Dollar 2,485,399	Standard Chartered Bank	304,534
8/31/12	Georgian Lari 1,690,500	United States Dollar 1,000,000	Liberty Capital	(2,737)
10/25/12	Ugandan Shilling 7,033,680,000	United States Dollar 2,071,288	Standard Chartered Bank	177,230
10/26/12	Ukraine Hryvna 51,500,000	United States Dollar 5,000,000	Deutsche Bank	(20,389)
10/29/12	Ugandan Shilling 12,737,274,000	United States Dollar 4,083,114	Citigroup Global Markets	(24,512)
10/29/12	Ugandan Shilling 12,820,125,000	United States Dollar 4,062,697	Standard Chartered Bank	22,304
10/31/12	Ugandan Shilling 9,550,753,500	United States Dollar 3,088,859	Standard Bank	(50,547)

				$16,327,440

Futures Contracts
					Net Unrealized
Expiration					Appreciation
Month/Year	Contracts	Position	Aggregate Cost	Value	(Depreciation)

12/11	1,138 Euro-Bobl	Long	$192,285,591	$192,642,756	$357,165
12/11	367 Euro-Bobl	Short	(62,024,879)	(62,126,443)	(101,564)
12/11	1,885 Euro-Bund	Long	355,357,219	353,342,950	(2,014,269)
12/11	687 Euro-Buxl	Long	113,333,653	114,471,482	1,137,829
12/11	742 Gold	Short	(122,142,719)	(128,009,840)	(5,867,121)
12/11	154 Japan 10-Year Bond	Short	(281,230,237)	(279,831,670)	1,398,567

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Futures Contracts (continued)
					Net Unrealized
Expiration					Appreciation
Month/Year	Contracts	Position	Aggregate Cost	Value	(Depreciation)

12/11	3,622 U.S. 5-Year Treasury Note	Short	(443,169,268)	$(444,091,156)	$(921,888)
12/11	4,292 U.S. 10-Year Treasury Note	Short	(553,441,845)	(553,936,250)	(494,405)
12/11	1,795 U.S. 30-Year Treasury Bond	Short	(243,476,767)	(249,561,094)	(6,084,327)
1/12	1,583 Platinum	Long	123,765,298	127,241,540	3,476,242

					$(9,113,771)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
			Portfolio
			Pays/
	Notional		Receives	Floating	Annual		Net Unrealized
	Amount		Floating	Rate	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		Rate	Index	Rate	Date	(Depreciation)

Bank of America	ILS	15,220	Receives	3-Month ILS TELBOR	4.20%	11/19/14	$(293,066)
Bank of America	ILS	29,000	Receives	3-Month ILS TELBOR	4.54	1/6/15	(656,974)
Bank of America	ZAR	156,596	Receives	3-Month ZAR JIBAR	6.86	11/17/15	(449,184)
Bank of America	ZAR	101,794	Receives	3-Month ZAR JIBAR	7.26	11/16/20	105,427
Bank of America	ZAR	56,604	Receives	3-Month ZAR JIBAR	7.42	11/17/20	(19,487)
Bank of America	ZAR	141,361	Receives	3-Month ZAR JIBAR	7.31	11/19/20	94,668
Barclays Bank PLC	ILS	29,208	Receives	3-Month ILS TELBOR	5.15	3/5/20	(745,218)
Barclays Bank PLC	ILS	29,182	Receives	3-Month ILS TELBOR	5.16	3/8/20	(749,226)
Citigroup Global Markets	ZAR	92,325	Receives	3-Month ZAR JIBAR	7.29	11/19/20	77,896
Deutsche Bank	ZAR	71,965	Receives	3-Month ZAR JIBAR	6.71	11/19/15	(151,213)
Deutsche Bank	ZAR	140,405	Receives	3-Month ZAR JIBAR	7.26	11/16/20	145,417
Deutsche Bank	ZAR	176,815	Receives	3-Month ZAR JIBAR	7.32	11/18/20	94,772
Deutsche Bank	ZAR	85,673	Receives	3-Month ZAR JIBAR	7.27	11/19/20	87,192
Deutsche Bank	ZAR	63,800	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(208,887)
Standard Bank	ZAR	100,000	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(327,409)

							$(2,995,292)

ILS - Israeli Shekel
ZAR - South African Rand

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection
						Current
		Notional	Contract			Market		Upfront
		Amount*	Annual			Annual		Payments	Net Unrealized
Reference		(000’s	Fixed		Termination	Fixed	Market	Received	Appreciation
Entity	Counterparty	omitted)	Rate**		Date	Rate***	Value	(Paid)	(Depreciation)

Argentina	Bank of America	$18,980	5.00	%(1)	6/20/13	7.01%	$(479,740)	$(204,843)	$(684,583)
Argentina	Bank of America	19,202	5.00	(1)	6/20/13	7.01	(485,353)	(273,356)	(758,709)
Argentina	Bank of America	19,081	5.00	(1)	6/20/13	7.01	(482,278)	(280,602)	(762,880)
Argentina	Bank of America	37,961	5.00	(1)	6/20/13	7.01	(959,482)	(397,867)	(1,357,349)
Argentina	Bank of America	115,016	5.00	(1)	6/20/13	7.01	(2,907,106)	(528,511)	(3,435,617)
Argentina	Credit Suisse	19,169	5.00	(1)	6/20/13	7.01	(484,509)	(88,084)	(572,593)
Argentina	Credit Suisse	19,361	5.00	(1)	6/20/13	7.01	(489,362)	(148,747)	(638,109)
Argentina	Credit Suisse	18,925	5.00	(1)	6/20/13	7.01	(478,342)	(204,794)	(683,136)
Argentina	Credit Suisse	19,049	5.00	(1)	6/20/13	7.01	(481,476)	(206,136)	(687,612)
Argentina	Deutsche Bank	10,128	5.00	(1)	6/20/13	7.01	(256,002)	(109,544)	(365,546)
Argentina	Deutsche Bank	16,380	5.00	(1)	6/20/13	7.01	(414,015)	(164,820)	(578,835)
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	7.01	(481,476)	(206,136)	(687,612)
Argentina	Deutsche Bank	19,081	5.00	(1)	6/20/13	7.01	(482,274)	(280,602)	(762,876)
Iceland	Barclays Bank PLC	5,000	1.70		3/20/18	2.94	(322,323)	—	(322,323)
Iceland	Credit Suisse	5,000	1.70		3/20/18	2.94	(322,323)	—	(322,323)
Iceland	JPMorgan Chase Bank	6,600	1.75		3/20/18	2.94	(407,460)	—	(407,460)
Iceland	JPMorgan Chase Bank	5,000	2.10		3/20/23	2.94	(318,595)	—	(318,595)
Iceland	JPMorgan Chase Bank	5,000	2.45		3/20/23	2.94	(178,323)	—	(178,323)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.40	(77,071)	70,821	(6,250)
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.43	(82,742)	36,086	(46,656)
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.43	(272,440)	113,369	(159,071)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.36	(115,633)	320,050	204,417
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.40	(165,892)	345,058	179,166
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.43	(117,700)	56,999	(60,701)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.43	(192,584)	94,053	(98,531)
	Citigroup Global
South Africa	Markets	5,000	1.00	(1)	6/20/15	1.36	(57,817)	106,527	48,710
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/15	1.36	(115,633)	313,655	198,022
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/15	1.36	(57,817)	108,155	50,338
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/15	1.43	(167,569)	182,154	14,585
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/15	1.43	(124,113)	66,072	(58,041)
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/15	1.43	(272,440)	133,240	(139,200)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	1.40	(172,805)	231,816	59,011
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.40	(76,034)	104,957	28,923
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.40	(20,045)	24,779	4,734
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.40	(77,071)	74,817	(2,254)
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.43	(208,539)	101,845	(106,694)
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/15	1.43	(128,603)	68,463	(60,140)
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/15	1.43	(277,973)	142,494	(135,479)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.36	(57,817)	161,622	103,805
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.36	(57,817)	104,897	47,080

							$(13,326,594)	$(132,113)	$(13,458,707)

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection
		Notional	Contract				Upfront
		Amount	Annual				Payments	Net Unrealized
Reference		(000’s	Fixed		Termination	Market	Received	Appreciation
Entity	Counterparty	omitted)	Rate**		Date	Value	(Paid)	(Depreciation)

Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$66,606	$—	$66,606
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(54,607)	—	(54,607)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	790,091	(584,291)	205,800
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	490,316	(457,534)	32,782
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	2,387,841	(1,752,870)	634,971
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	1,047,216	(751,944)	295,272
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	345,593	(237,391)	108,202
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	166,998	(104,855)	62,143
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(82,908)	—	(82,908)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	2,188,137	(1,643,744)	544,393
Brazil	Citigroup Global Markets	9,440	1.00	(1)	12/20/20	437,906	(304,329)	133,577
Brazil	Credit Suisse	20,000	1.00	(1)	6/20/20	856,467	(679,541)	176,926
Brazil	Credit Suisse	14,225	1.00	(1)	6/20/20	609,149	(671,692)	(62,543)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	491,716	(230,389)	261,327
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	537,177	(416,438)	120,739
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	609,148	(643,667)	(34,519)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	450,431	(313,033)	137,398
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	437,906	(304,329)	133,577
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	125,249	(73,297)	51,952
China	Barclays Bank PLC	37,413	1.00	(1)	12/20/16	478,674	(814,280)	(335,606)
China	Credit Suisse	22,200	1.00	(1)	12/20/16	284,034	(477,967)	(193,933)
China	Deutsche Bank	13,655	1.00	(1)	12/20/16	174,706	(261,972)	(87,266)
China	Deutsche Bank	15,969	1.00	(1)	12/20/16	204,312	(347,559)	(143,247)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	917,421	(772,605)	144,816
Colombia	Goldman Sachs, Inc.	13,390	1.00	(1)	9/20/21	705,992	(584,105)	121,887
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	2,025,180	(1,638,029)	387,151
Colombia	Morgan Stanley	19,970	1.00	(1)	9/20/21	1,052,924	(886,719)	166,205
Egypt	Bank of America	4,550	1.00	(1)	6/20/15	427,820	(205,083)	222,737
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	715,923	(262,428)	453,495
Egypt	Barclays Bank PLC	7,000	1.00	(1)	6/20/15	658,183	(231,071)	427,112
Egypt	Barclays Bank PLC	4,770	1.00	(1)	6/20/15	448,506	(141,336)	307,170
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	913,944	(335,014)	578,930
Egypt	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	470,132	(164,153)	305,979
Egypt	Citigroup Global Markets	3,050	1.00	(1)	12/20/15	331,942	(169,795)	162,147
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	1,004,915	(435,680)	569,235
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	1,004,915	(457,652)	547,263
Egypt	Credit Suisse	11,000	1.00	(1)	12/20/15	1,197,167	(573,697)	623,470
Egypt	Credit Suisse	5,050	1.00	(1)	12/20/15	549,608	(281,156)	268,452
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	897,011	(279,623)	617,388
Egypt	Deutsche Bank	7,000	1.00	(1)	6/20/15	658,184	(242,233)	415,951
Egypt	Deutsche Bank	4,700	1.00	(1)	6/20/15	441,924	(209,046)	232,878
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/15	427,820	(209,015)	218,805
Egypt	Deutsche Bank	2,375	1.00	(1)	6/20/15	223,311	(77,972)	145,339
Egypt	Deutsche Bank	1,510	1.00	(1)	6/20/15	141,978	(59,716)	82,262

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront
		Amount	Annual				Payments	Net Unrealized
Reference		(000’s	Fixed		Termination	Market	Received	Appreciation
Entity	Counterparty	omitted)	Rate**		Date	Value	(Paid)	(Depreciation)

Egypt	Deutsche Bank	$8,200	1.00	%(1)	9/20/15	$832,704	$(311,652)	$521,052
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	423,968	(199,396)	224,572
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	310,719	(144,584)	166,135
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,126,367	(434,220)	692,147
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,015,957	(442,563)	573,394
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,004,915	(438,341)	566,574
Egypt	Goldman Sachs, Inc.	9,700	1.00	(1)	9/20/15	985,027	(379,900)	605,127
Egypt	JPMorgan Chase Bank	4,550	1.00	(1)	6/20/15	427,820	(205,083)	222,737
Greece	Citigroup Global Markets	9,775	1.00	(1)	6/20/15	6,748,667	(1,358,050)	5,390,617
Greece	Deutsche Bank	5,000	1.00	(1)	6/20/15	3,452,003	(860,995)	2,591,008
Guatemala	Citigroup Global Markets	18,256	1.00	(1)	9/20/20	1,557,133	(1,246,031)	311,102
Italy	Credit Suisse	18,200	0.20		12/20/16	3,186,905	—	3,186,905
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	325,003	(202,849)	122,154
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	568,423	(320,220)	248,203
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	415,711	(238,381)	177,330
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	415,711	(272,645)	143,066
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	533,607	(365,176)	168,431
Lebanon	Citigroup Global Markets	4,600	3.30		9/20/14	24,335	—	24,335
Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	425,597	(269,642)	155,955
Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	348,216	(212,972)	135,244
Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	332,739	(207,678)	125,061
Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	237,550	(119,212)	118,338
Lebanon	Citigroup Global Markets	15,000	1.00	(1)	9/20/15	1,494,485	(1,079,537)	414,948
Lebanon	Citigroup Global Markets	6,000	1.00	(1)	9/20/15	597,794	(464,944)	132,850
Lebanon	Credit Suisse	8,800	1.00	(1)	3/20/15	746,586	(420,349)	326,237
Lebanon	Credit Suisse	4,600	1.00	(1)	3/20/15	390,261	(221,007)	169,254
Lebanon	Credit Suisse	9,900	1.00	(1)	6/20/15	913,891	(475,688)	438,203
Lebanon	Credit Suisse	5,000	1.00	(1)	9/20/15	498,161	(360,493)	137,668
Lebanon	Credit Suisse	22,710	1.00	(1)	12/20/15	2,423,641	(1,678,240)	745,401
Lebanon	Credit Suisse	8,300	1.00	(1)	12/20/15	885,786	(585,153)	300,633
Lebanon	Credit Suisse	5,000	1.00	(1)	12/20/15	533,607	(360,851)	172,756
Lebanon	Credit Suisse	4,450	1.00	(1)	12/20/15	474,911	(313,031)	161,880
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	517,521	(270,547)	246,974
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	461,562	(243,399)	218,163
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	452,330	(235,440)	216,890
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	667,536	(430,034)	237,502
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	735,309	(504,403)	230,906
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	533,607	(369,493)	164,114
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	329,235	(226,777)	102,458
Lebanon	Goldman Sachs, Inc.	3,600	1.00	(1)	9/20/15	358,675	(259,555)	99,120
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	117,341	(159,725)	(42,384)
Philippines	Bank of America	3,500	1.00	(1)	12/20/15	53,853	(62,806)	(8,953)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	63,043	(179,601)	(116,558)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	97,803	(211,193)	(113,390)

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront
		Amount	Annual				Payments	Net Unrealized
Reference		(000’s	Fixed		Termination	Market	Received	Appreciation
Entity	Counterparty	omitted)	Rate**		Date	Value	(Paid)	(Depreciation)

Philippines	Citigroup Global Markets	$10,000	1.00	%(1)	6/20/15	$97,803	$(229,175)	$(131,372)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	67,317	(208,328)	(141,011)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	97,803	(204,993)	(107,190)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	119,865	(204,405)	(84,540)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	126,173	(210,796)	(84,623)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	3/20/15	69,043	(228,298)	(159,255)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	6/20/15	97,803	(207,516)	(109,713)
Philippines	Goldman Sachs, Inc.	7,200	1.00	(1)	9/20/15	90,845	(118,721)	(27,876)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	97,803	(204,993)	(107,190)
Philippines	HSBC Bank USA	5,000	1.00	(1)	9/20/15	63,087	(85,874)	(22,787)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	55,517	(88,586)	(33,069)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	126,173	(232,487)	(106,314)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	126,173	(246,163)	(119,990)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	97,803	(222,808)	(125,005)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	126,173	(228,888)	(102,715)
Philippines	Standard Chartered Bank	5,500	1.00	(1)	12/20/15	84,626	(98,695)	(14,069)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	351,756	(237,790)	113,966
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	349,113	(216,920)	132,193
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,100,803	(598,044)	502,759
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	334,323	(199,227)	135,096
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	351,769	(274,876)	76,893
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	290,597	(167,531)	123,066
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	290,597	(190,804)	99,793
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	290,597	(272,951)	17,646
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	603,883	(784,599)	(180,716)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	751,432	(833,807)	(82,375)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	778,144	(421,182)	356,962
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	475,569	(272,831)	202,738
South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	218,320	(193,959)	24,361
South Africa	Citigroup Global Markets	5,300	1.00	(1)	3/20/20	308,033	(277,154)	30,879
South Africa	Citigroup Global Markets	4,600	1.00	(1)	3/20/20	267,350	(248,276)	19,074
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/20	301,942	(285,354)	16,588
South Africa	Credit Suisse	5,100	1.00	(1)	3/20/20	296,410	(187,399)	109,011
South Africa	Credit Suisse	4,600	1.00	(1)	3/20/20	267,349	(205,632)	61,717
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/20	301,942	(288,575)	13,367
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/20	603,883	(765,868)	(161,985)
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/20	1,100,804	(635,848)	464,956
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/20	501,485	(304,401)	197,084
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/20	677,069	(505,119)	171,950
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	782,767	(631,748)	151,019
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	349,114	(214,960)	134,154
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	344,417	(257,566)	86,851
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	90,802	(67,969)	22,833
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	842,611	(475,308)	367,303

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront
		Amount	Annual				Payments	Net Unrealized
Reference		(000’s	Fixed		Termination	Market	Received	Appreciation
Entity	Counterparty	omitted)	Rate**		Date	Value	(Paid)	(Depreciation)

South Africa	Goldman Sachs, Inc.	$17,335	1.00	%(1)	12/20/20	$1,123,158	$(646,356)	$476,802
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/20	519,626	(303,883)	215,743
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	290,349	(268,983)	21,366
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	256,290	(284,947)	(28,657)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	296,409	(184,103)	112,306
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	290,597	(186,951)	103,646
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	302,220	(268,688)	33,532
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	301,942	(278,899)	23,043
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	301,942	(395,414)	(93,472)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	2,218,370	(311,040)	1,907,330
Spain	Bank of America	7,500	1.00	(1)	9/20/20	1,127,995	(513,320)	614,675
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,656,733	(114,766)	1,541,967
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	1,478,883	(734,929)	743,954
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	1,114,760	(642,839)	471,921
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	6,774,880	(4,200,764)	2,574,116
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	718,294	(438,746)	279,548
Spain	Citigroup Global Markets	11,400	1.00	(1)	3/20/20	1,656,732	(262,057)	1,394,675
Spain	Citigroup Global Markets	2,500	1.00	(1)	3/20/20	363,318	(118,347)	244,971
Spain	Citigroup Global Markets	5,000	1.00	(1)	9/20/20	751,997	(251,465)	500,532
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	1,337,012	(199,703)	1,137,309
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	2,063,041	(853,439)	1,209,602
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	1,478,883	(461,106)	1,017,777
Spain	Deutsche Bank	38,555	1.00	(1)	12/20/20	5,892,296	(3,653,518)	2,238,778
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	1,960,023	(1,042,253)	917,770
Spain	Goldman Sachs, Inc.	5,000	1.00	(1)	6/20/20	739,442	(370,442)	369,000
Spain	Goldman Sachs, Inc.	8,543	1.00	(1)	9/20/20	1,284,861	(756,723)	528,138
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	2,255,945	(1,455,233)	800,712
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	751,997	(244,855)	507,142
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	48,229	(21,812)	26,417
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	409,188	—	409,188
Thailand	Citigroup Global Markets	7,700	0.86		12/20/14	73,187	—	73,187
Thailand	Citigroup Global Markets	3,700	0.95		9/20/19	207,037	—	207,037
Thailand	Credit Suisse	5,000	1.00	(1)	9/20/15	60,288	(38,122)	22,166
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	73,853	(56,076)	17,777
Thailand	Goldman Sachs, Inc.	9,000	1.00	(1)	9/20/15	108,516	(45,772)	62,744
Thailand	Goldman Sachs, Inc.	4,700	1.00	(1)	9/20/15	56,671	(23,881)	32,790
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	120,573	(50,857)	69,716
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	35,829	—	35,829
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	60,287	(25,405)	34,882
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	60,287	(36,322)	23,965
Uruguay	Citigroup Global Markets	4,600	1.00	(1)	6/20/20	269,075	(303,202)	(34,127)
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	538,147	(592,194)	(54,047)
Banco de Sabadell, S.A.	JPMorgan Chase Bank	4,350	3.00	(1)	3/20/15	1,077,521	(19,261)	1,058,260
Citibank Corp.	Bank of America	16,801	1.00	(1)	9/20/20	1,252,487	(944,854)	307,633

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront
		Amount	Annual				Payments	Net Unrealized
Reference		(000’s	Fixed		Termination	Market	Received	Appreciation
Entity	Counterparty	omitted)	Rate**		Date	Value	(Paid)	(Depreciation)

Citibank Corp.	JPMorgan Chase Bank	$18,407	1.00	%(1)	9/20/20	$1,372,211	$(1,095,669)	$276,542
Erste Group Bank AG	Barclays Bank PLC	4,350	1.00	(1)	3/20/15	480,733	(208,938)	271,795
ING Verzekeringen N.V.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	279,215	(93,981)	185,234
OAO Gazprom	Bank of America	9,300	1.00	(1)	6/20/20	1,272,970	(1,107,108)	165,862
OAO Gazprom	Bank of America	10,000	1.00	(1)	6/20/20	1,368,783	(1,244,998)	123,785
OAO Gazprom	Deutsche Bank	9,100	1.00	(1)	9/20/20	1,280,153	(998,727)	281,426
Rabobank Nederland N.V.	JPMorgan Chase Bank	4,350	1.00	(1)	3/20/15	80,462	(2,742)	77,720
Raiffeisen Zentralbank	Barclays Bank PLC	4,350	1.00	(1)	3/20/15	430,921	(282,069)	148,852
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs, Inc.	EUR 42,420	1.00	(1)	12/20/16	3,383,139	(4,964,837)	(1,581,698)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 30,816	5.00	(1)	12/20/16	(1,821,590)	(178,385)	(1,999,975)

						$132,956,028	$(81,444,511)	$51,511,517

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $575,622,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net Unrealized
	Received)	Delivered)			Termination	Appreciation
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	(Depreciation)

Bank of America	TRY 17,118	$11,435	3-Month USD-LIBOR-BBA	8.28%	8/11/20	$1,081,268
Bank of America	TRY 26,000	14,619	3-Month USD-LIBOR-BBA	6.97	8/18/21	242,384
Barclays Bank PLC	TRY 60,000	40,080	3-Month USD-LIBOR-BBA	8.25	8/11/20	3,856,677
Barclays Bank PLC	TRY 25,350	16,650	3-Month USD-LIBOR-BBA	8.32	8/16/20	1,296,732

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps (continued)
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net Unrealized
	Received)	Delivered)			Termination	Appreciation
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	(Depreciation)

Citigroup Global Markets	TRY 25,000	$16,700	3-Month USD-LIBOR-BBA	8.20%	8/11/20	$1,653,354
Citigroup Global Markets	TRY 3,909	2,449	3-Month USD-LIBOR-BBA	8.23	2/25/21	8,921
Credit Suisse	TRY 35,475	19,144	3-Month USD-LIBOR-BBA	5.73	10/9/13	(284,104)
Credit Suisse	TRY 4,446	2,498	3-Month USD-LIBOR-BBA	6.90	8/18/21	51,747
Deutsche Bank	TRY 40,547	21,882	3-Month USD-LIBOR-BBA	5.73	10/9/13	(324,722)
Deutsche Bank	TRY 22,254	14,861	3-Month USD-LIBOR-BBA	8.26	8/11/20	1,417,207
Deutsche Bank	TRY 14,321	8,996	3-Month USD-LIBOR-BBA	8.20	2/24/21	25,121
Deutsche Bank	TRY 5,112	2,871	3-Month USD-LIBOR-BBA	7.00	8/18/21	37,504
Goldman Sachs, Inc.	TRY 34,237	22,802	3-Month USD-LIBOR-BBA	8.31	8/11/20	2,062,176
JPMorgan Chase Bank	TRY 27,000	18,012	3-Month USD-LIBOR-BBA	8.29	8/11/20	1,671,329
JPMorgan Chase Bank	TRY 20,000	13,333	3-Month USD-LIBOR-BBA	8.36	8/11/20	1,177,146
JPMorgan Chase Bank	TRY 10,000	5,610	3-Month USD-LIBOR-BBA	6.96	8/18/21	84,588

						$14,057,328

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the year ended October 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of year	—	$—
Options written	(400,150,000)	(2,747,574)
Options expired	400,150,000	2,747,574

Outstanding, end of year	—	$—

At October 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps, swaptions, and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $79,966,981. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $47,984,680 at October 31, 2011.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $192,434,606, with the highest amount from any one counterparty being $39,184,393. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $79,967,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2011 was as follows:

	Fair Value

			Foreign
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Exchange	Interest Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$7,148,722	$1,931,148	$4,593,552	$44,800
Net unrealized appreciation*	—	—	—	2,893,561	3,476,242
Receivable for open forward commodity contracts	—	—	—	—	4,596,814
Receivable for open forward foreign currency exchange contracts	—	—	88,583,781	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	134,915,133	—	—	15,271,526	—

Total Asset Derivatives	$134,915,133	$7,148,722	$90,514,929	$22,758,639	$8,117,856

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

	Fair Value

			Foreign
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Exchange	Interest Rate	Commodity

Net unrealized appreciation*	$—	$—	$—	$(9,616,453)	$(5,867,121)
Payable for open forward commodity contracts	—	—	—	—	(19,305,211)
Payable for open forward foreign currency exchange contracts	—	—	(34,713,323)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(15,285,699)	—	—	(4,209,490)	—

Total Liability Derivatives	$(15,285,699)	$—	$(34,713,323)	$(13,825,943)	$(25,172,332)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the consolidated Statement of Operations by risk exposure for the year ended October 31, 2011 was as follows:

			Foreign
Consolidated Statement of Operations Caption	Credit	Equity Price	Exchange	Interest Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$(2,363,883)	$—	$—	$—
Written options	—	2,747,574	—	—	—
Futures contracts	—	—	—	(78,361,218)	(31,303,883)
Swap contracts	23,584,772	—	—	(16,678,535)	—
Forward commodity contracts	—	—	—	—	(22,341,986)
Foreign currency and forward foreign currency exchange contract transactions	—	—	(149,069,453)	—	—

Total	$23,584,772	$383,691	$(149,069,453)	$(95,039,753)	$(53,645,869)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(2,995,681)	$(3,464,017)	$(1,611,528)	$(1,067,200)
Futures contracts	—	—	—	(2,774,061)	(2,390,879)
Swap contracts	34,933,936	—	—	24,616,510	—
Forward commodity contracts	—	—	—	—	(14,708,397)
Foreign currency and forward foreign currency exchange contracts	—	—	152,441,253	—	—

Total	$34,933,936	$(2,995,681)	$148,977,236	$20,230,921	$(18,166,476)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2011, which are indicative of the volume of these derivative types, were approximately $1,410,028,000, $118,487,000, $6,835,013,000 and $7,233,160,000, respectively.

The average principal amount of purchased currency option contracts, average notional amount of interest rate swaption contracts, and average number of purchased index options contracts and purchased commodity options contracts outstanding during the year ended October 31, 2011, which are indicative of the volume of these derivative types, were approximately $270,436,000, $22,985,000, 1,624,098,000 contracts and 160 contracts, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2011.

7 Risks Associated with Foreign Investments and Currencies

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities and currencies also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$1,945,614,555	$—	$1,945,614,555
Foreign Corporate Bonds & Notes	—	3,933,816	—	3,933,816
Corporate Bonds & Notes	—	683,922	—	683,922
Collateralized Mortgage Obligations	—	110,083,580	—	110,083,580
Commercial Mortgage-Backed Securities	—	33,242,712	—	33,242,712
Mortgage Pass-Throughs	—	957,715,035	—	957,715,035
U.S. Government Agency Obligations	—	411,354,858	—	411,354,858
U.S. Treasury Obligations	—	203,251,641	—	203,251,641
Common Stocks	—	122,325	—	122,325
Precious Metals	484,321,238	—	—	484,321,238
Currency Options Purchased	—	1,931,148	—	1,931,148
Interest Rate Swaptions	—	4,593,552	—	4,593,552
Put Options Purchased	44,800	7,148,722	—	7,193,522
Short-Term Investments —
Foreign Government Securities	—	2,563,484,554	—	2,563,484,554
U.S. Treasury Obligations	—	310,014,799	—	310,014,799
Repurchase Agreements	—	588,833,518	—	588,833,518
Other Securities	—	503,896,260	—	503,896,260

Total Investments	$484,366,038	$7,645,904,997	$—	$8,130,271,035

Global Macro Portfolio

October 31, 2011

Notes to Consolidated Financial Statements — continued

Asset Description	Level 1	Level 2	Level 3	Total

Forward Commodity Contracts	$—	$4,596,814	$—	$4,596,814
Forward Foreign Currency Exchange Contracts	—	88,583,781	—	88,583,781
Swap Contracts	—	150,186,659	—	150,186,659
Futures Contracts	6,369,803	—	—	6,369,803

Total	$490,735,841	$7,889,272,251	$—	$8,380,008,092

Liability Description

Securities Sold Short	$—	$(506,822,164)	$—	$(506,822,164)
Forward Commodity Contracts	—	(19,305,211)	—	(19,305,211)
Forward Foreign Currency Exchange Contracts	—	(34,713,323)	—	(34,713,323)
Swap Contracts	—	(19,495,189)	—	(19,495,189)
Futures Contracts	(15,483,574)	—	—	(15,483,574)

Total	$(15,483,574)	$(580,335,887)	$—	$(595,819,461)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Global Macro Portfolio

October 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2011, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 21, 2011

Eaton Vance
Global Macro Absolute Return Fund

October 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Global Macro Absolute Return Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust	Since 2011(2)	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Mark S. Venezia 1949	President of the Portfolio	Since 2002	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Eaton Vance
Global Macro Absolute Return Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Global Macro Absolute Return Fund

October 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Global Macro Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041-12/11	GMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management

Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/10	10/31/11

Audit Fees	$179,410	$181,100

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$22,450	$29,180

All Other Fees(3)	$900	$900

Total	$202,760	$211,180

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/10	10/31/11

Registrant	$23,350	$30,080

Eaton Vance(1)	$278,901	$226,431

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia President

Date:	December 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	December 21, 2011

By:	/s/ Mark S. Venezia Mark S. Venezia President

Date:	December 21, 2011